Significant Accounting Policies	6 Months Ended
Jun. 30, 2026
Significant Accounting Policies [Abstract]
Significant Accounting Policies
2.	Significant Accounting Policies

A discussion of the Company’s significant accounting policies can be found in the Company’s annual financial statements for the fiscal year ended December 31, 2025.

Foreign Currency Translation: The Company’s functional currency is the U.S. Dollar because most vessels operate in international shipping markets, and therefore primarily transact business in U.S. Dollars. The Company’s books of account are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies are translated to U.S. Dollars based on the year-end exchange rates and any gains and losses are included in the unaudited interim condensed consolidated statements of comprehensive income/(loss). For the Company’s subsidiaries that have a functional currency different than the US Dollar (in the Company’s case, Roman Explorer Inc.), foreign currency-denominated results of operations and cash flows are translated at either the exchange rate in effect at the time of transactions or the average exchange rate during that period. Assets and liabilities of these subsidiaries are translated at the exchange rate in effect at the balance sheet date, while equity in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Consequently, amounts reported on the unaudited interim condensed consolidated statements of cash flows may not align precisely with changes in corresponding balances on the unaudited interim condensed consolidated balance sheets. Translation adjustments resulting from period-to-period exchange rate fluctuations are included as a separate component of accumulated other comprehensive income/(loss) in the unaudited interim condensed consolidated balance sheets and unaudited interim condensed consolidated statements of mezzanine and stockholders’ equity. For the six months ended June 30, 2026, a loss of $165 was recorded under Change in foreign currency translation adjustments in the unaudited interim condensed consolidated statements of comprehensive income/(loss).

Segment Reporting: The Company has determined that it operates under one reportable segment, that of operating tanker vessels, and the assets of such segment are presented under the caption Total assets in the accompanying unaudited interim condensed consolidated balance sheets. The segment’s significant expenses regularly provided to chief operating decision maker (“CODM”) are the consolidated expenses as presented on the face of the unaudited interim condensed consolidated statements of income. The accounting policies applied to the reportable segment are the same as those used in the preparation of the Company’s consolidated financial statements included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2025.

Recent Accounting Pronouncements:

In May 2026, the FASB issued Accounting Standards Update No. 2026-02, Environmental Credits and Environmental Credit Obligations (Topic 818), which establishes guidance for the recognition, measurement, presentation and disclosure of environmental credits and related environmental credit obligations. The amendments are effective for annual reporting periods beginning after December 15, 2027, including interim periods within those annual reporting periods, with early adoption permitted, and are required to be applied retrospectively. The Company is currently evaluating the impact of adopting this guidance on its unaudited interim condensed consolidated financial statements and related disclosures.

In April 2026, the FASB issued ASU No. 2026-01, “Equity (Topic 505): Initial Measurement of Paid-in-Kind Dividends on Equity-Classified Preferred Stock.” The amendments in this Update require an issuer to initially measure paid-in-kind (PIK) dividends on equity-classified preferred stock on the basis of the PIK dividend rate stated in the preferred stock agreement (for example, by multiplying the stated PIK dividend rate by the liquidation preference of the shares), addressing the prior absence of authoritative guidance and the resulting diversity in practice. The amendments in this Update are effective for all entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. Early adoption is permitted for any interim or annual period for which financial statements have not yet been issued or made available for issuance, provided that adoption in an interim period is applied as of the beginning of that fiscal year. The Company evaluated the impact of this ASU on its unaudited interim condensed consolidated financial statements and determined that there is no material effect on its results of operations.

There are no other recent accounting pronouncements the adoption of which is expected to have a material effect on the Company’s unaudited interim condensed consolidated financial statements in the current period.